Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services		$ 169,162	$ 102,542
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services		$ 240,000	$ 202,500
Private Placements [Member]
Disclosure of transactions between related parties [line items]
Common stock issued for services, share	1,000,000
Common stock issued for services, value	$ 1,330,000
Common stock per share	$ 1.33	$ 1.33